UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
Alabama - 1.1%
$1,935,000	Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC, 5.250% due 1/1/24	$1,692,913
7,000,000	Jefferson County, AL, Sewer Revenue, Refunding, 5.250% due 2/1/16	5,019,280
1,000,000	Marshall County, AL, Health Care Authority Revenue, 6.250% due 1/1/22	963,430
1,000,000	Saraland, AL, GO, MBIA, 5.250% due 1/1/14	1,056,070

	Total Alabama	8,731,693

Alaska - 0.1%
1,000,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (a)	817,300

Arizona - 0.2%
390,000	Arizona State Health Facilities Authority, Unrefunded Balance, Catholic Healthcare West, 6.125% due 7/1/09 (b)	399,957
1,000,000	Arizona State University, Revenue Bonds, FGIC, 5.500% due 7/1/21 (c)	1,125,920
	Maricopa County, AZ, Hospital Revenue:
30,000	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10 (b)	30,974
	St. Lukes Medical Center:
311,000	8.750% due 2/1/10 (b)	322,880
105,000	10.250% due 2/1/11 (b)	114,229

	Total Arizona	1,993,960

Arkansas - 0.7%
215,000	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA, 8.375% due 7/1/10 (b)	227,526
	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center:
1,500,000	7.000% due 2/1/15 (c)	1,567,995
2,500,000	7.250% due 2/1/20 (c)	2,619,850
245,000	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (b)	257,164
1,000,000	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (a)	942,330

	Total Arkansas	5,614,865

California - 5.4%
3,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	2,607,990
5,000,000	California Housing Finance Agency Revenue, 5.200% due 8/1/28	4,433,650
4,000,000	California Statewide CDA, Revenue, St. Joseph Health System, MBIA, 5.125% due 7/1/24	3,766,200
	California State:
6,000,000	Economic Recovery, 5.000% due 7/1/16	6,189,360
4,245,000	Public Works Board Lease Revenue, Department of Corrections, 5.250% due 9/1/16	4,273,993
	Los Angeles, CA:
255,000	COP, Hollywood Presbyterian Medical Center, INDLC, 9.625% due 7/1/13 (b)	301,645
8,000,000	Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	8,056,880
	San Francisco, CA, City & County Airports Commission, International Airport Revenue:
5,000,000	6.500% due 5/1/19 (a)(d)	5,066,300
5,000,000	6.750% due 5/1/19 (a)(d)	5,147,000
130,000	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	146,154
495,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	542,525

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
California - 5.4% (continued)
$3,830,000	Truckee-Donner Recreation & Park District, CA, COP, Community Center Project, AMBAC, 5.000% due 9/1/29	$3,410,155
1,000,000	University of California Revenues, AMBAC, 5.000% due 5/15/13	1,091,790

	Total California	45,033,642

Colorado - 2.8%
1,025,000	Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project, 7.000% due 9/15/20 (c)	1,160,628
245,000	Colorado Health Facilities Authority, Hospital Revenue, Weld County General Hospital Project, 9.375% due 7/1/09 (b)	255,048
	Denver, CO, City & County:
3,000,000	Excise Tax Revenue, Refunding, FSA, 5.500% due 9/1/14	3,070,050
1,480,000	Wastewater Revenue, FGIC, 5.250% due 11/1/14	1,605,948
2,200,000	Longmont, CO, Sales & Use Tax Revenue, 5.750% due 11/15/19 (c)	2,360,996
2,500,000	Northwest Parkway Public Highway Authority, 5.500% due 6/15/16 (c)	2,755,725
14,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.125% due 11/15/23	11,737,180

	Total Colorado	22,945,575

Connecticut - 1.2%
5,000,000	Connecticut State, 5.375% due 11/15/19 (c)	5,623,500
2,000,000	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA, 6.375% due 7/1/12 (a)	1,881,440
2,000,000	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, FSA, 5.375% due 7/1/16 (c)	2,239,820

	Total Connecticut	9,744,760

Delaware - 0.2%
1,225,000	Delaware State, GO, Refunding, 5.000% due 1/1/13	1,316,250

District of Columbia - 0.1%
1,000,000	Metropolitan Washington, DC, Airports Authority, VA General Airport Revenue, Refunding, FGIC, 5.250% due 10/1/12 (a)	1,009,550

Florida - 5.0%
2,765,000	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., 7.750% due 8/15/20 (c)(e)	3,044,016
	Florida Municipal Loan Council Revenue, MBIA:
1,790,000	5.250% due 11/1/13	1,913,474
3,175,000	5.250% due 11/1/16	3,315,811
10,400,000	Florida State Municipal Power Agency Revenue, 5.000% due 10/1/28	9,789,624
	Hillsborough County, FL:
1,810,000	EFA Revenue, Refunding, University of Tampa Project, Radian, 5.750% due 4/1/18	1,842,960
3,500,000	School District Sales Tax Revenue, AMBAC, 5.375% due 10/1/15 (c)	3,829,560
	Jacksonville Beach, FL, Utility Revenue:
1,730,000	7.900% due 10/1/14 (b)	1,997,250
2,145,000	5.000% due 4/1/18	2,169,003
440,000	Killarney Community Development District Special Assessment Revenue, 5.125% due 5/1/09	376,165
3,000,000	Miami-Dade County, FL, Aviation Revenue, Miami International Airport, 5.500% due 10/1/27 (a)	2,316,450
2,000,000	Orange County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, 6.250% due 11/15/24 (c)	2,278,100
1,470,000	Orlando, FL, Utilities Commission Water & Electric Revenue, 5.250% due 10/1/13 (c)	1,603,535
125,000	Port Saint Lucie, FL, Special Assessment Revenue, 6.375% due 9/1/11	116,684
1,000,000	Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, MBIA, 6.000% due 10/1/12	1,095,760

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
Florida - 5.0% (continued)
$5,920,000	South Broward, FL, Hospital District Revenue, 5.000% due 5/1/28	$4,915,731
700,000	Sterling Hill, FL, Community Development District, 5.500% due 11/1/10	655,858
80,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10 (b)	84,404

	Total Florida	41,344,385

Georgia - 3.4%
	Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo:
1,770,000	5.000% due 12/1/19	1,889,121
1,860,000	5.000% due 12/1/20	1,952,591
5,000,000	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., 7.000% due 1/1/23	5,154,350
1,980,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.249% due 2/1/20	1,084,149
1,000,000	Georgia State, GO, 6.250% due 8/1/10	1,071,450
	Main Street Natural Gas Inc., Gas Project Revenue:
2,500,000	5.000% due 3/15/11	2,371,125
4,500,000	5.500% due 9/15/25	3,291,345
1,000,000	Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation, 5.500% due 9/1/24 (c)	1,172,820
7,000,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp., Scherer Project, 4.625% due 1/1/36 (d)	7,184,870
2,415,000	Municipal Electronic Authority Revenue, Combustion Turbine Project, MBIA, 5.250% due 11/1/19	2,415,048
660,000	Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, MBIA, 5.000% due 1/1/19	700,293
310,000	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09 (b)	313,382

	Total Georgia	28,600,544

Hawaii - 0.6%
	Hawaii State:
	FGIC:
2,895,000	5.375% due 8/1/15	3,041,024
1,105,000	5.375% due 8/1/15 (c)	1,208,417
615,000	GO, Unrefunded Balance, MBIA, 5.000% due 5/1/16	661,863

	Total Hawaii	4,911,304

Illinois - 3.2%
75,000	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10 (b)	79,185
	Chicago, IL:
1,500,000	FGIC, 6.000% due 1/1/14 (c)	1,620,930
120,000	GO, 5.375% due 1/1/16	127,688
2,000,000	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, 5.500% due 12/1/14 (c)	2,267,880
1,500,000	O’Hare International Airport, Second Lien Passenger Facility, AMBAC, 5.500% due 1/1/16	1,546,245
	Cicero, IL:
2,415,000	MBIA, 5.625% due 12/1/16	2,654,182
1,250,000	Tax Increment, XLCA, 5.250% due 1/1/20	977,200
3,685,000	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, 7.100% due 12/1/15 (b)	4,280,201
	Illinois Finance Authority Revenue:
1,000,000	Edward Hospital, AMBAC, 6.000% due 2/1/28	877,420
2,000,000	FSA, 5.250% due 1/1/22	1,936,000
	Illinois Health Facilities Authority Revenue:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
Illinois - 3.2% (continued)
$205,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	$215,088
1,140,000	Passavant Memorial Area Hospital, 6.250% due 10/1/17 (c)	1,240,844
5,000,000	Illinois State, GO, First Series, 5.375% due 7/1/19	5,228,250
2,440,000	Kane County, IL, GO, FGIC, 5.500% due 1/1/15	2,649,425
725,000	Northern, IL, University Revenue, 10.400% due 4/1/13 (c)	752,797

	Total Illinois	26,453,335

Indiana - 4.9%
190,000	Indiana Bond Bank, Special Program, AMBAC, 9.750% due 8/1/09 (b)	195,124
3,920,000	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (b)	4,835,555
3,000,000	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, 5.500% due 7/1/19 (c)	3,372,360
19,625,000	Indianapolis, IN, Thermal Energy System, Multi-Mode, 5.000% due 10/1/23 (d)	19,482,130
	Jasper County, IN, PCR, Northern Indiana Public Service:
5,000,000	AMBAC, 5.700% due 7/1/17	4,758,200
3,000,000	MBIA, 5.850% due 4/1/19	2,900,040
1,000,000	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/MBIA, 6.750% due 7/5/13	1,142,130
	Madison County, IN, Hospital Authority Facilities Revenue:
165,000	Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	170,891
80,000	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09 (b)	82,262
1,075,000	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC, 5.500% due 7/15/18 (c)	1,178,619
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22	1,571,760
775,000	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (b)	828,398

	Total Indiana	40,517,469

Iowa - 0.8%
3,000,000	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,035,490
2,425,000	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (b)	2,791,078
1,085,000	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC, 5.375% due 6/1/18	1,107,785

	Total Iowa	6,934,353

Kansas - 0.6%
5,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, FGIC, 5.375% due 9/1/35 (d)	5,184,250

Kentucky - 2.9%
15,000,000	Kentucky Economic Development Finance Authority Revenue, Louisville Arena Project, 5.750% due 12/1/28	14,686,050
10,000,000	Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare, 6.000% due 2/1/22	9,253,200

	Total Kentucky	23,939,250

Louisiana - 0.6%
500,000	East Baton Rouge, LA, Parish Park & Recreation District, GO, FSA, 5.000% due 5/1/20	517,760
275,000	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA, 7.200% due 4/1/10 (b)	283,258
1,480,000	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, AMBAC, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,560,497

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
Louisiana - 0.6% (continued)
$240,000	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna, 8.000% due 5/15/12 (b)	$262,704
1,000,000	Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, FSA, 5.250% due 7/1/13	1,083,730
1,000,000	New Orleans, LA, GO, Refunding, FGIC, 5.500% due 12/1/10	1,014,710

	Total Louisiana	4,722,659

Maryland - 2.2%
	Anne Arundel County, MD, GO:
3,000,000	5.375% due 3/1/14 (c)	3,331,110
450,000	Consolidated Solid Waste Projects, 5.300% due 2/1/17 (a)	453,042
1,000,000	Frederick County, MD, GO, Public Facilities, 5.000% due 12/1/15 (c)	1,073,550
2,000,000	Maryland State, State and Local Facilities Loan, 5.500% due 8/1/10	2,120,400
	Maryland State Health & Higher EFA Revenue:
	Carroll County General Hospital:
400,000	5.125% due 7/1/14	355,588
535,000	6.000% due 7/1/21	437,919
1,000,000	Johns Hopkins Hospital, 5.000% due 5/15/11	1,018,410
	Refunding:
	Kennedy Krieger Issue:
400,000	5.200% due 7/1/09	395,788
400,000	5.250% due 7/1/10	387,072
1,000,000	5.125% due 7/1/22	706,900
500,000	Medstar Health, 5.750% due 8/15/14	509,550
	University of Maryland Medical System:
1,000,000	5.000% due 7/1/10	1,014,570
1,000,000	6.000% due 7/1/22 (c)	1,121,130
4,000,000	Washington County Hospital, 6.000% due 1/1/28	2,827,760
1,000,000	Maryland State Transportation Authority, Parking Revenue, Baltimore/Washington International Airport, AMBAC, 5.250% due 3/1/12 (a)	1,009,170
1,575,000	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC, 5.500% due 4/1/15 (a)	1,510,015

	Total Maryland	18,271,974

Massachusetts - 4.6%
495,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (b)	495,000
13,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22 (a)	12,764,050
1,140,000	Massachusetts Rail Connections Inc., Route 128, Parking Garage Revenue, 6.000% due 7/1/13 (c)	1,191,414
375,000	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, 6.000% due 7/1/11	370,399
	Massachusetts State HEFA Revenue:
	Caregroup Inc.:
3,500,000	5.375% due 7/1/23	2,840,390
5,500,000	5.375% due 7/1/24	4,381,520
3,570,000	5.375% due 7/1/25	2,794,882
	Caritas Christi Obligation:
2,000,000	6.500% due 7/1/12	1,916,080
3,000,000	6.750% due 7/1/16	2,580,840
1,000,000	Harvard University, 5.000% due 1/15/16	1,019,930
1,300,000	University of Massachusetts, 5.500% due 10/1/18 (c)	1,440,686
1,110,000	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)	1,412,619
	Massachusetts State:
2,000,000	GAN, 5.750% due 6/15/15	2,127,900
1,000,000	GO, Refunding, AMBAC, 5.750% due 8/1/10	1,059,240

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
Massachusetts - 4.6% (continued)
$2,000,000	Pittsfield, MA, GO, MBIA, 5.500% due 4/15/17	$2,110,560

	Total Massachusetts	38,505,510

Michigan - 5.5%
1,050,000	Allen Academy COP, 7.000% due 6/1/15	915,600
1,000,000	Carman-Ainsworth, MI, Community School District GO, FGIC, 5.500% due 5/1/19 (c)	1,118,330
1,775,000	Chippewa Valley, MI, Schools Administration Building, Q-SBLF, 5.500% due 5/1/18 (c)	1,985,036
	Michigan State Hospital Finance Authority Revenue:
26,690,000	McLaren Health Care Corp., 5.625% due 5/15/28	23,097,526
1,000,000	Refunding, Hospital, Sparrow Obligated, 5.000% due 11/15/19	813,470
15,060,000	Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC, 6.000% due 4/1/23 (a)	14,008,059
1,000,000	Mount Clemens, MI, Community School District, Q-SBLF, 5.500% due 5/1/16 (c)	1,101,830
2,000,000	Southfield, MI, Library Building Authority GO, MBIA, 5.500% due 5/1/24 (c)	2,114,100
665,000	Williamston, MI, Community School District, GO, MBIA, Q-SBLF, 6.250% due 5/1/09	674,356

	Total Michigan	45,828,307

Minnesota - 0.2%
1,000,000	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, 6.000% due 11/15/18 (c)	1,145,780
1,000,000	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, ACA/CBI, 5.850% due 11/1/17	755,030

	Total Minnesota	1,900,810

Missouri - 1.5%
9,080,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.750% due 8/1/28	7,768,939
1,000,000	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11 (b)	1,101,800
1,500,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, 5.250% due 1/1/16	1,530,720
680,000	Missouri State Housing Development Community, MFH Revenue, 5.500% due 12/1/15	682,128
1,000,000	Saint Louis, MO, Airport Revenue, Airport Development Program, MBIA, 5.625% due 7/1/16 (c)	1,095,400

	Total Missouri	12,178,987

Nebraska - 0.0%
5,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (b)	5,353

Nevada - 0.9%
	Carson City, NV, Hospital Revenue, Carson-Tahoe Health System:
535,000	6.000% due 9/1/14 (c)	613,956
650,000	6.000% due 9/1/14	575,224
2,500,000	Las Vegas New Convention & Visitors Authority Revenue, AMBAC, 6.000% due 7/1/14 (c)	2,587,225
	Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
1,000,000	5.000% due 6/1/15	950,150
1,000,000	5.000% due 6/1/16	930,120
2,190,000	5.000% due 6/1/17	1,998,112

	Total Nevada	7,654,787

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
New Hampshire - 0.5%
	New Hampshire HEFA, University Systems of New Hampshire, AMBAC:
$595,000	5.375% due 7/1/16 (c)	$653,096
305,000	5.375% due 7/1/16	323,550
	New Hampshire HEFA Revenue, Covenant Health:
1,770,000	6.500% due 7/1/17 (c)	2,002,082
1,060,000	6.500% due 7/1/17	1,091,344
455,000	New Hampshire State, GO, Unrefunded Balance, Capital Improvement, 5.125% due 10/1/17	457,753

	Total New Hampshire	4,527,825

New Jersey - 5.5%
	New Jersey Health Care Facilities Financing Authority Revenue:
	Atlanticare Regional Medical Center:
1,840,000	5.000% due 7/1/15	1,818,950
1,350,000	5.000% due 7/1/16	1,305,950
85,000	Hackensack Hospital, 8.750% due 7/1/09 (b)	88,250
3,000,000	Trinitas Hospital Obligation Group, 7.375% due 7/1/15 (c)	3,277,200
	New Jersey State:
27,000,000	Higher Education Assistance Authority, Student Loan Revenue, Student Loan, 5.875% due 6/1/21 (a)(e)	25,027,920
11,570,000	Housing & Mortgage Finance Agency, Multi-Family Revenue, 5.250% due 5/1/23	10,843,867
	Turnpike Authority Revenue:
220,000	6.750% due 1/1/09 (b)	220,000
235,000	6.000% due 1/1/14 (b)	250,165
3,095,000	Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC, 5.625% due 12/1/17	3,178,348
110,000	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14 (b)	130,154

	Total New Jersey	46,140,804

New Mexico - 0.3%
1,100,000	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC, 5.250% due 10/1/21	1,201,585
1,490,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, MBIA, 5.000% due 6/15/20	1,550,971

	Total New Mexico	2,752,556

New York - 4.4%
1,000,000	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, 6.000% due 7/1/19	744,810
2,150,000	Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside, 5.875% due 1/1/18	1,707,982
	New York City, NY:
1,000,000	Health & Hospital Corp. Revenue, Health Systems, FSA, 5.500% due 2/15/19	1,021,090
445,000	IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	405,373
1,500,000	Industrial Development Agency, Revenue, Queens Baseball Stadium, Pilot, AMBAC, 5.000% due 1/1/19	1,320,195
	New York State Dormitory Authority Revenue:
5,415,000	FHA New York and Presbyterian Hospital, FSA, 5.240% due 8/15/24	5,257,532
1,780,000	Marymount Manhattan College, Radian, 6.375% due 7/1/14	1,820,370
5,000,000	Mental Health Services Facilities, 5.000% due 2/15/18	5,094,550
9,150,000	Municipal Health Facility, 5.000% due 1/15/25	8,817,672
2,500,000	School Districts Financing Programs, MBIA, 5.500% due 10/1/17	2,643,900
1,715,000	State University Educational Facilities, MBIA, 6.000% due 5/15/15 (c)	1,845,340

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
New York - 4.4% (continued)
$6,000,000	Tobacco Settlement Financing Corp., New York, Asset-Backed, 5.500% due 6/1/14	$6,027,720

	Total New York	36,706,534

North Carolina - 1.1%
425,000	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8, 10.500% due 5/1/11 (c)	449,918
3,000,000	Guilford County, NC, GO, Public Improvement, 5.250% due 10/1/15 (c)	3,246,120
550,000	North Carolina Eastern Municipal Power Agency, Power Systems Revenue, ACA/CBI, 5.650% due 1/1/16	552,448
	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
1,660,000	10.500% due 1/1/10 (b)(e)	1,729,703
3,000,000	ACA/CBI, 6.375% due 1/1/13	3,100,890

	Total North Carolina	9,079,079

Ohio - 2.0%
1,750,000	Cleveland, OH, Public Power Systems Revenue, AMBAC, 5.500% due 11/15/15	1,865,937
515,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	523,611
1,630,000	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13 (b)(e)	1,943,938
305,000	Hamilton County, OH, Sales Tax Revenue, AMBAC, 5.250% due 12/1/18	313,147
1,240,000	Jackson, OH, Local School District, Stark & Summit Counties, FSA, 5.000% due 12/1/18	1,319,472
250,000	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	255,392
1,410,000	Logan Hocking, OH, Local School District, Construction & Improvement, MBIA, 5.500% due 12/1/16 (c)	1,559,841
2,775,000	Montgomery County, OH, Revenue, Catholic Health Initiatives, 5.500% due 9/1/14 (c)	3,014,871
	Ohio State, Water Development Authority Revenue:
1,130,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (b)	1,179,358
130,000	Safe Water, 9.000% due 12/1/10 (b)	134,898
3,600,000	Ohio State Building Authority, State Facilities-Administration Building Fund, FSA, 5.500% due 10/1/14 (c)	3,961,080
500,000	Ohio State Department of Administrative Services, COP, Administrative Knowledge System, MBIA, 5.000% due 9/1/16	540,885

	Total Ohio	16,612,430

Oklahoma - 0.5%
	Oklahoma Development Finance Authority Revenue, Refunding, St. John’s Health Systems:
2,060,000	5.750% due 2/15/18 (c)	2,091,456
690,000	5.750% due 2/15/18	693,402
1,725,000	Tulsa, OK, Airport Improvement Trust General Revenue, 6.000% due 6/1/14 (a)	1,742,871

	Total Oklahoma	4,527,729

Oregon - 0.7%
1,000,000	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,028,140
	Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
940,000	Merle West Medical Center, 6.125% due 9/1/22 (c)	1,082,842
560,000	Unrefunded Balance, Merle West Medical Center, 6.125% due 9/1/22	442,221
1,375,000	Oregon State Department Administrative Services Lottery Revenue, FSA, 5.500% due 4/1/14 (c)	1,533,744

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
Oregon - 0.7% (continued)
$1,470,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (a)	$1,466,369

	Total Oregon	5,553,316

Pennsylvania - 6.6%
1,000,000	Adams County, PA, IDA Revenue, Gettysburg College, 5.875% due 8/15/21	1,008,140
3,000,000	Allegheny County, PA, Port Authority Special Revenue, FGIC, 5.500% due 3/1/16	3,080,850
1,135,000	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10 (a)	1,138,144
1,070,000	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,123,372
1,750,000	Greater Johnstown, PA, GO, School District, MBIA, 5.375% due 8/1/14	1,872,570
10,000,000	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, 5.200% due 10/1/28	8,782,500
	Pennsylvania State:
2,000,000	Department of General Services, COP, FSA, 5.250% due 5/1/16	2,109,060
5,000,000	HFA, 5.250% due 10/1/23 (a)	4,170,850
	Higher EFA, Health Services Revenue:
1,000,000	Allegheny Delaware Valley Obligation Group, MBIA, 6.250% due 1/15/18	1,040,070
3,330,000	University of Pittsburg Medical Center Health System, 5.600% due 11/15/09	3,359,038
500,000	IDA, Refunding, Economic Development, AMBAC, 5.500% due 7/1/20	520,900
	Philadelphia, PA:
2,000,000	GO, FSA, 5.250% due 9/15/18 (c)	2,150,260
2,000,000	School District, 5.625% due 8/1/18 (c)	2,258,860
	School District, FSA:
2,000,000	5.500% due 2/1/20 (c)	2,216,200
1,865,000	5.500% due 2/1/21 (c)	2,066,606
	Philadelphia, PA, Authority for Industrial Development:
2,000,000	FSA, 5.500% due 10/1/15 (c)	2,211,140
1,000,000	Lease Revenue, FSA, 5.500% due 10/1/19 (c)	1,105,570
	Philadelphia, PA, Gas Works Revenue:
1,675,000	5.500% due 8/1/17 (c)	1,839,234
3,240,000	FSA, 5.500% due 8/1/19 (c)	3,557,682
	Philadelphia, PA, Parking Authority Revenue, Parking Revenue, FSA:
2,000,000	5.625% due 9/1/15	2,027,020
1,500,000	5.625% due 9/1/19	1,489,800
1,000,000	Philadelphia, PA, Water and Wastewater Revenue, FGIC, 5.250% due 11/1/17	1,043,450
715,000	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12 (b)	776,383
1,200,000	Reading, PA, GO, AMBAC, 5.875% due 11/15/12 (b)	1,371,804
1,445,000	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian, 5.500% due 12/1/18	1,460,967
695,000	West View, PA, Municipal Authority, 9.500% due 11/15/14 (b)	867,429
80,000	Westmoreland County, PA, Municipal Authority, Special Obligation, 9.125% due 7/1/10 (b)	83,346

	Total Pennsylvania	54,731,245

Rhode Island - 0.4%
1,000,000	Providence, RI, Public Building Authority, General Revenue, MBIA, 5.375% due 12/15/21	1,025,770
2,000,000	Woonsocket, RI, GO, FGIC, 5.375% due 10/1/20	2,058,100

	Total Rhode Island	3,083,870

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
South Carolina - 0.3%
$260,000	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10 (b)	$270,754
1,650,000	Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity, 6.000% due 12/1/21 (c)	1,908,456

	Total South Carolina	2,179,210

South Dakota - 0.3%
2,635,000	Minnehaha County, SD, Limited Tax Certificates, 5.625% due 12/1/19 (c)	2,719,926

Tennessee - 2.4%
5,000,000	Elizabethton, TN, Health & Educational Facilities Board Revenue, 5.750% due 7/1/23 (c)	5,188,300
70,000	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09 (b)	71,216
1,000,000	Memphis-Shelby County, TN, Airport Authority, Airport Revenue, AMBAC, 6.250% due 3/1/14 (a)	1,012,520
	Tennessee Energy Acquisition Corp., Gas Revenue:
2,500,000	5.250% due 9/1/20	1,915,025
3,000,000	5.000% due 2/1/22	2,128,260
5,000,000	5.250% due 9/1/22	3,671,500
5,000,000	5.250% due 9/1/23	3,596,950
3,220,000	Tennessee Housing Development Agency, 5.000% due 7/1/23 (a)	2,610,100

	Total Tennessee	20,193,871

Texas - 14.3%
2,000,000	Austin, TX, Electric Utility System Revenue, Refunding, AMBAC, 5.500% due 11/15/13	2,215,820
700,000	Bexar County, TX, Housing Finance Corp. MFH Revenue, The Waters at Northern Hill Apartments, MBIA, 5.800% due 8/1/21	520,443
16,500,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/38 (a)(d)	10,747,275
25,000	Brownsville, TX, Utilities Systems Revenue, AMBAC, 9.400% due 1/1/13 (b)	28,650
1,000,000	Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC, 5.375% due 12/1/17 (c)	1,102,740
8,150,000	Dallas-Fort Worth, TX, International Airport Revenue, MBIA, 5.750% due 11/1/18 (a)	7,854,481
670,000	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10 (b)	692,827
	El Paso County, TX, Housing Finance Corp.:
415,000	La Plaza Apartments, 6.700% due 7/1/20	391,009
	MFH Revenue, American Village Communities:
1,250,000	6.250% due 12/1/20	1,165,375
1,000,000	6.250% due 12/1/24	913,980
390,000	Fort Bend, TX, ISD, PSFG, 5.500% due 2/15/16	390,979
2,000,000	Fort Worth, TX, Water & Sewer Revenue, 5.625% due 2/15/18 (c)	2,229,560
5,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(d)(f)	4,802,000
	Harlandale, TX:
10,000	GO, ISD, Refunding, PSFG, Unrefunded Balance, 6.000% due 8/15/16	10,458
990,000	ISD, Refunding, PSFG, 6.000% due 8/15/16 (c)	1,066,616
	Harris County, TX:
11,000,000	Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.375% due 11/15/28	10,243,640
1,000,000	GO, Capital Appreciation, Refunding, Permanent Improvement, MBIA, zero coupon bond to yield 6.000% due 10/1/17	691,350
	Houston Sports Authority Revenue:
1,125,000	5.250% due 11/15/16	1,112,816
3,000,000	MBIA, 5.750% due 11/15/19	2,919,210

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
Texas - 14.3% (continued)
	Houston, TX:
$1,585,000	Airport Systems Revenue, 9.500% due 7/1/10 (b)	$1,694,523
	FSA:
910,000	5.750% due 3/1/18 (c)	970,870
90,000	Unrefunded Balance, 5.750% due 3/1/18	92,941
	Water & Sewer Systems Revenue, Refunding, Jr. Lien:
4,545,000	5.750% due 12/1/16 (c)	4,876,603
1,000,000	FSA, 5.500% due 12/1/17	1,034,310
	Midlothian, TX:
2,460,000	Development Authority Tax, Increment Contact Revenue, 7.875% due 11/15/21 (c)	2,787,869
60,000	ISD, Unrefunded Balance, Refunding, PSFG, zero coupon bond to yield 6.166% due 2/15/17	38,124
	Montgomery, TX, ISD, GO:
1,230,000	Refunding, PSFG, 5.500% due 2/15/17 (c)	1,329,310
570,000	Unrefunded Balance, Refunding, PSFG, 5.500% due 2/15/17	595,553
1,230,000	North Forest ISD, ACA, 6.500% due 8/15/17	944,419
18,000,000	North Texas Tollway Authority Revenue, MBIA, 5.125% due 1/1/28	16,594,560
755,000	Panhandle, TX, Regional Housing Finance, GNMA-Collateralized, 6.500% due 7/20/21	741,795
15,000,000	SA Energy Acquisition, PFC, TX, Gas Supply Revenue, 5.500% due 8/1/22	11,315,700
13,000,000	Sabine River Authority, Texas PCR, Southwestern Electric Power Co., MBIA, 4.950% due 3/1/18	12,570,220
	Tarrant County, TX:
	Health Facilities Development Corp., Health System Revenue:
250,000	Original Issue Discount, FGIC, 5.000% due 9/1/15 (b)	271,780
855,000	Original Issue Discount, FGIC, 5.000% due 9/1/15 (b)	934,036
	Health Facilities Development Corp., Hospital Revenue:
2,000,000	6.625% due 11/15/20 (c)	2,180,180
4,000,000	Baylor Health Care Systems Project, 5.750% due 11/15/19	4,005,160
60,000	Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (b)	62,292
2,000,000	Texas Technical University Revenue Financing System, MBIA, 5.500% due 8/15/18 (c)	2,222,040
2,000,000	University of Texas Revenue Financing System, 5.375% due 8/15/18 (c)	2,173,860
2,150,000	Waco, TX, Health Facilities Developmental Corp., FHA Mortgage Revenue, Hillcrest Health Systems Project, MBIA, 5.000% due 2/1/20	1,912,554
1,000,000	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC, 5.375% due 8/1/19 (c)	1,093,590

	Total Texas	119,541,518

Utah - 0.7%
	Provo, UT, Electric Revenue:
760,000	10.125% due 4/1/15 (b)	952,857
10,000	AMBAC, 10.375% due 9/15/15 (b)	12,666
830,000	MBIA, 10.125% due 4/1/15 (b)	1,040,621
1,500,000	Salt Lake County, UT, Hospital Revenue, IHC Health Services Inc., AMBAC, 5.500% due 5/15/13	1,605,090
	Spanish Fork City, UT, Water Revenue:
240,000	FSA, 5.500% due 6/1/17 (c)	269,515
760,000	Unrefunded Balance, FSA, 5.500% due 6/1/17	810,852
1,000,000	Utah State Board Regents, Utah State University Hospital, MBIA, 5.500% due 8/1/18 (c)	1,096,720

	Total Utah	5,788,321

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
Vermont - 0.1%
$1,175,000	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, 5.500% due 6/15/12	$1,088,391

Virginia - 1.7%
1,445,000	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,532,668
1,000,000	Fairfax County, VA, Redevelopment & Housing Authority Lease Revenue, James Lee Community Center, 5.250% due 6/1/19	1,030,410
1,305,000	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian, 5.500% due 10/1/15	1,303,421
750,000	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA, 6.000% due 4/1/12 (a)	751,223
750,000	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA, 6.000% due 12/1/22	583,358
1,330,000	Pittsylvania County, VA, GO, 5.600% due 2/1/25	1,371,243
	Virginia State Resources Authority:
5,035,000	Clean Water Reserve, Revolving Fund, 5.400% due 10/1/18 (c)	5,362,980
1,175,000	Infrastructure Revenue, Senior, Pooled Financing Program, 5.000% due 11/1/19	1,275,180
1,000,000	Revenue, Clean Water Reserve, Revolving Fund, 5.750% due 10/1/13 (c)	1,071,110

	Total Virginia	14,281,593

Washington - 2.6%
4,000,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, 5.500% due 7/1/14	4,280,720
6,725,000	King County, WA, Public Hospital District, GO, 5.250% due 12/1/28	6,618,610
2,000,000	Pierce County, WA, School District North 10 Tacoma, FGIC, 5.375% due 12/1/14 (c)	2,202,500
	Radford Court Properties, WA, Student Housing Revenue, MBIA:
1,695,000	6.000% due 6/1/17	1,778,140
1,000,000	5.375% due 6/1/19	1,029,240
5,000,000	Washington State Health Care Facilities Authority Revenue, Highline Medical Center, FHA, 6.250% due 8/1/28	4,878,600
1,000,000	Washington State, GO, 6.000% due 1/1/11 (c)	1,050,670

	Total Washington	21,838,480

West Virginia - 0.7%
6,000,000	West Virginia State Hospital Finance Authority Revenue, FSA, 5.375% due 6/1/28	5,555,820

Wisconsin - 1.6%
4,000,000	Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC, 5.000% due 9/1/15	4,245,800
2,000,000	Wisconsin State, 5.500% due 5/1/14 (c)	2,174,940
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Health Care Inc., 6.000% due 7/1/17	1,002,730
4,500,000	Prohealth Care Inc. Obligation Group, AMBAC, 5.000% due 8/15/19	4,535,010
1,500,000	Wheaton Franciscan Services Inc., 6.000% due 8/15/15 (c)	1,703,280

	Total Wisconsin	13,661,760

Wyoming - 0.8%
7,565,000	Wyoming CDA, Housing Revenue, 5.500% due 12/1/28	7,020,396

	TOTAL INVESTMENTS - 96.2% (Cost - $838,888,722#)	801,745,546
	Other Assets in Excess of Liabilities - 3.8%	31,436,937

	TOTAL NET ASSETS - 100.0%	$833,182,483

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Maturity date shown represents the mandatory tender date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AMBAC	— Ambac Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance - Insured Bonds
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HUD	— Housing and Urban Development
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
INDLC	— Industrial Indemnity Company - Insured Bonds
ISD	— Independent School District
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance
VA	— Veterans Administration
XLCA	— XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

Summary of Investments by Industry*

Pre-Refunded/Escrowed to Maturity	24.3%
Hospitals	18.6
Industrial Development	9.6
Electric	8.3
Education	7.4
Housing	7.1
Transportation	6.7
Local General Obligation	4.3
Other Revenue	3.9
Leasing	3.9
Water & Sewer	2.1
State General Obligation	1.9
Special Tax	1.0
Resource Recovery	0.9
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2008 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	27.0%
AA/Aa	36.9
A	24.4
BBB/Baa	8.2
BB/Ba	0.4
B	0.2
NR	2.9
100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 15 and 16 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$801,745,546	—	$801,745,546	—
Other Financial Instruments*	(10,726,923)	$(10,726,923)	—	—

Total	$791,018,623	$(10,726,923)	$801,745,546	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

Notes to Schedule of Investments (unaudited) (continued)

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,181,044
Gross unrealized depreciation	(53,324,220)

Net unrealized depreciation	$(37,143,176)

At December 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	93	3/09	$11,710,737	$12,838,360	$(1,127,623)
U.S. Treasury 10-Year Notes	1,798	3/09	216,499,200	226,098,500	(9,599,300)

Net Unrealized Loss on Open Futures Contracts					$(10,726,923)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 26, 2009

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	February 26, 2009